Organization, Consolidation and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements
ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS

Organization

We originally organized Affinity Gaming (formerly known as Affinity Gaming, LLC; together with its subsidiaries, “Affinity”, “Successor”, “we” or “us”) as Herbst Gaming, LLC in the State of Nevada on March 29, 2010, to acquire substantially all of the assets of Herbst Gaming, Inc. (“HGI” and, together with its subsidiaries, the “Predecessor”) pursuant to Predecessor’s plan of reorganization under Chapter 11 of Title 11 of the United States Code (the “Bankruptcy Plan”).  The United States Bankruptcy Court for the District of Nevada, Northern Division (the “Bankruptcy Court”) jointly administered Predecessor’s bankruptcies under the lead case In re: Zante, Inc., Case No. BK-N-9-50746-GWZ.  The Predecessor substantially consummated their reorganization on December 31, 2010 (the “Emergence Date”), wherein we acquired all of Predecessor’s assets in consideration for the issuance of our membership interests and senior secured loans. We changed our name to Affinity Gaming, LLC on May 20, 2011, to reflect our new beginning, new Board of Directors and new management team.

On December 20, 2012 (the “Effective Time”), Affinity Gaming, LLC converted from a Nevada limited liability company into a Nevada corporation after adopting the Conversion Agreement and filing its Articles of Conversion with the Secretary of State of the State of Nevada. The resulting entity is now known as Affinity Gaming. Pursuant to the Conversion, at the Effective Time, among other things, (i) the membership interests of Affinity Gaming, LLC held by its members were converted into common shares of Affinity Gaming on a one-to-one basis and the members of Affinity Gaming, LLC became stockholders of Affinity Gaming, (ii) all property, subsidiaries, rights, privileges, powers and franchises of Affinity Gaming, LLC vested in Affinity Gaming, and all liabilities and obligations of Affinity Gaming, LLC became liabilities and obligations of Affinity Gaming, and (iii) the Articles of Organization and the Operating Agreement of Affinity Gaming, LLC, in each case as in effect immediately prior to the Effective Time, ceased to have any force or effect and the Articles of Incorporation, together with the Addendum thereto and the Bylaws of Affinity Gaming were adopted. Upon consummation of the Conversion, shares of our common stock were deemed to be registered under Section 12(g) of the Securities Exchange Act of 1934, as amended, pursuant to Rule 12g-3(a) promulgated thereunder. For purposes of Rule 12g-3(a), we are the successor issuer to Affinity Gaming, LLC.

Also on December 20, 2012, we adopted a shareholders' rights plan, which is intended to improve the bargaining position of our Board of Directors in the event of an unsolicited offer to acquire our outstanding common stock, by entering into a Rights Agreement, dated December 21, 2012, with American Stock Transfer & Trust Company, LLC, as rights agent. The Board of Directors implemented the rights plan by declaring a dividend of one preferred share purchase right (a “Right”) for each outstanding share of our common stock held of record as of December 21, 2012, and directing the issuance of one preferred share purchase right with respect to each share of our common stock that shall become outstanding thereafter until the rights become exercisable or they expire as described below. Each right initially entitles holders of our common stock to buy from us one one-thousandth of a share of our Series A Preferred Stock, par value $0.001 per share (the “Preferred Shares”) at a price of $45.00 per one one-thousandth of a Preferred Share represented by a Right, subject to adjustment. The Rights expire on December 21, 2015, unless extended or earlier redeemed. The Rights will generally become exercisable only following the tenth day after a person or group acquires or obtained the right to acquire or announced a tender or exchange offer that if consummated would result in such person or group acquiring beneficial ownership of 15% or more of our outstanding common stock. Upon the occurrence of a triggering event, the Rights will entitle every holder of our common stock, other than the acquirer, to purchase our stock or stock of our successor on terms that would likely be economically dilutive to the acquirer. Our Board of Directors, however, has the power to amend the terms of the Rights without the consent of the holders of the Rights so that it does not apply to a particular acquisition proposal or to redeem the rights for a nominal value before they become exercisable.

In addition, if we are acquired in a merger or other business combination transaction, or sell 50% or more of our assets or earnings power then, in lieu of the right to purchase our Preferred Shares, each Right will thereafter generally entitle its holder to receive the number of shares of common stock of the acquiring company using the same formula as for our common stock. The Rights expire on December 21, 2015 unless extended or earlier redeemed or terminated. We believe these features will likely encourage an acquirer to negotiate with our Board of Directors before commencing a tender offer or to condition a tender offer on the board taking action to prevent the rights from becoming exercisable, as the Rights may cause substantial dilution to a person or group that acquires or seeks to acquire 15% or more of our outstanding common stock.

Business

We are a Nevada corporation, headquartered in Las Vegas, which owns and operates 12 casinos, six of which are located in Nevada, three in Colorado, two in Missouri and one in Iowa. We also provide consulting services to Hotspur Casinos Nevada, Inc. (“Hotspur”), the operator of the Rampart Casino at the JW Marriott Resort in Las Vegas.  Under the terms of the consulting agreement, we receive a fixed monthly fee.

On February 27, 2012, we sold our casino in Searchlight, Nevada and the portion of our slot route operations relating solely to the Terrible Herbst convenience stores to JETT Gaming, LLC (“JETT”), a Las Vegas based slot route operator (the “JETT Transactions”). On February 29, 2012, we sold the remainder of our slot route operations, as well as our two Pahrump, Nevada casinos, to Golden Gaming, LLC, f/k/a Golden Gaming, Inc. (“Golden Gaming”), a Las Vegas based casino, tavern and slot route operator (the “Golden Gaming Disposition”). In addition, as part of the transaction with Golden Gaming, we acquired the land and buildings of the Golden Mardi Gras Casino, Golden Gates Casino and Golden Gulch Casino (together, the “Black Hawk Casinos”)—all located in Black Hawk, Colorado (the “Golden Gaming Acquisition” and together with the Golden Gaming Disposition and the JETT Transactions, the “Acquisition and Disposition Transactions”). We had leased the Black Hawk Casinos back to Golden Gaming through October 31, 2012, earning lease revenue while we waited for approval of our Colorado gaming licenses. We began operating the Black Hawk Casinos on November 1, 2012, after obtaining our Colorado gaming licenses.

On February 1, 2013, we sold the Sands Regency Casino Hotel in Reno, Nevada, the Gold Ranch Casino & RV Resort in Verdi, Nevada, and the Dayton Depot Casino in Dayton, Nevada to Truckee Gaming, LLC (“Truckee Gaming,” and the transaction, the “Truckee Disposition”).

Consolidation and Presentation

We prepare our consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP"). While preparing our financial statements, we make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of revenue and expense during the reporting period. Accordingly, actual results could differ from those estimates. Reported amounts that require us to make extensive use of estimates include the fair values of assets and liabilities related to fresh-start accounting, reorganization valuation, depreciation and amortization, the estimated allowance for doubtful accounts receivable and the estimated cash flows we use in assessing the recoverability of long-lived assets, as well as the estimated fair values of certain assets related to write downs and impairments, contingencies and litigation, and claims and assessments.

At December 31, 2010, we became a new reporting entity for financial reporting purposes, with a new basis in the identifiable assets and liabilities we assumed from Predecessor, a new capital structure and no retained earnings or accumulated losses. Accordingly, we present the consolidated financial statements of Predecessor separately from our consolidated financial statements. Between March 29, 2010 and December 31, 2010, Successor had no operations or results.

We adopted fresh-start accounting, which had a material effect on the consolidated financial statements as of December 31, 2010. The accretion and amortization of fresh-start adjustments had a material impact on our consolidated statements of operations and cash flows for periods subsequent to December 31, 2010.

In this prospectus, when we use the terms “we”, “us”, or “our” in relation to the period commencing after the Emergence Date, we are referring to Successor, and when we use those terms in relation to the period prior to the Emergence Date, we are referring to Predecessor. These references include the subsidiaries of Successor or Predecessor, unless otherwise indicated or unless the context requires otherwise.

We include all of our subsidiaries in our consolidated financial statements, eliminating all significant intercompany balances and transactions during consolidation.

As discussed in Note 19, we have revised certain amounts in the accompanying consolidated financial statements for 2011 and 2010 from the amounts previously reported to correct certain errors, report certain operations as discontinued operations and make certain other reclassifications. As discussed in Note 17, we have also changed the composition of our reportable segments.